Note 11 - Business And Credit Concentrations, Major Customers And Geographic Information (Details Textual) (USD $)	3 Months Ended								12 Months Ended
	Oct. 31, 2014	Jul. 31, 2014	Apr. 30, 2014	Jan. 31, 2014	Oct. 31, 2013	Jul. 31, 2013	Apr. 30, 2013	Jan. 31, 2013	Oct. 31, 2014	Oct. 31, 2013	Oct. 31, 2012
Concentration Risks, Types, No Concentration Percentage [Abstract]
Revenue, Net	$ 25,247,943	$ 21,004,130	$ 20,190,729	$ 16,534,930	$ 19,244,066	$ 19,601,919	$ 19,124,600	$ 17,295,453	$ 82,977,732	$ 75,266,038	$ 83,523,330
Concentration Risk, Number of Customers									1
Entity-Wide Payable, Major Customer Percentage									13.90%
Operating Income (Loss)									1,332,295	767,121	4,417,811
Assets	50,038,614				45,414,899				50,038,614	45,414,899
UNITED STATES
Concentration Risks, Types, No Concentration Percentage [Abstract]
Revenue, Net									65,457,787	52,931,288	62,010,259
Centric Solutions Limited Liability Company [Member]
Concentration Risks, Types, No Concentration Percentage [Abstract]
Revenue, Net									1,500,000	1,400,000	1,800,000
Operating Income (Loss)									(256,000)	(124,000)	(515,000)
Assets	220,000				329,000				220,000	329,000
Customer One [Member]
Concentration Risks, Types, No Concentration Percentage [Abstract]
Revenue, Net									$ 14,000,000		$ 10,600,000
Sales Revenue, Net [Member] | Credit Concentration Risk [Member]
Concentration Risks, Types, No Concentration Percentage [Abstract]
Concentration Risk, Number of Customers											1
Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Concentration Risks, Types, No Concentration Percentage [Abstract]
Concentration Risk, Number of Customers									1
Sales Revenue, Net [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration Risks, Types, No Concentration Percentage [Abstract]
Concentration Risk, Percentage									16.80%		12.70%
Sales Revenue, Net [Member] | Geographic Concentration Risk [Member] | UNITED STATES
Concentration Risks, Types, No Concentration Percentage [Abstract]
Concentration Risk, Percentage									79.00%	70.00%	74.00%
Sales Revenue, Net [Member] | Geographic Concentration Risk [Member] | International Countries [Member]
Concentration Risks, Types, No Concentration Percentage [Abstract]
Concentration Risk, Percentage									21.00%	30.00%	26.00%